Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

4.    Inventories

Inventories at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Finished products	¥8,402	¥9,992	$120,168
Work in process	11,766	10,756	129,357
Raw materials and supplies	3,329	4,731	56,897

Total	¥23,497	¥25,479	$306,422